Risk Management (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Advances To Customers The Internal Models Used By The Organization Are Based On Client Or Product [Abstract]
Neither past due nor impaired		R$ 321,595,918	R$ 337,337,152
Past due but not impaired (ii)		10,684,314	12,612,906
Impaired (iii)		41,533,433	42,133,815
Total Portfolio		373,813,665	392,083,873
Impairment of loans and advances		(27,055,566)	(24,780,839)	R$ (25,455,204)
Total of net loans and advances to customers	[1]	R$ 346,758,099	R$ 367,303,034

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.